UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	August 14, 2009

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $1,443,544 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos Inc.         COM              03070Q101    15691   824530 SH       DEFINED 01                      824530
AutoNation Inc.                COM              05329W102    22979  1324430 SH       DEFINED 01                     1324430
Avatar Holdings Inc.           COM              053494100     4929   271269 SH       DEFINED 01              43500   227769
Avid Technology Inc.           COM              05367P100    24708  1842530 SH       DEFINED 01              13200  1829330
Bank of Hawaii Corp.           COM              062540109    24548   685126 SH       DEFINED 01               6000   679126
Berkshire Hills Bancorp Inc.   COM              084680107     1549    74537 SH       DEFINED 01                       74537
Bio-Rad Laboratories Inc. CL A COM              090572207     5967    79050 SH       DEFINED 01                       79050
Boyd Gaming Corp.              COM              103304101    19317  2272584 SH       DEFINED 01                     2272584
Broadridge Financial Solutions COM              11133T103     7298   440148 SH       DEFINED 01                      440148
Brookline Bancorp Inc.         COM              11373M107     3090   331520 SH       DEFINED 01                      331520
CA, Inc.                       COM              12673P105   123028  7058388 SH       DEFINED 01             647922  6410466
Covidien plc                   COM              G2554F105    23832   636550 SH       DEFINED 01              21600   614950
Cymer Inc                      COM              232572107    15661   526783 SH       DEFINED 01                      526783
Dover Downs Gaming & Entmt.    COM              260095104     6384  1373000 SH       DEFINED 01                     1373000
Dundee Corp. CL A              COM              264901109    20455  3519685 SH       DEFINED 01             296000  3223685
Eastman Kodak Co.              COM              277461109    17387  5873974 SH       DEFINED 01             406300  5467674
Electro Rent Corp.             COM              285218103    12413  1308055 SH       DEFINED 01             729313   578742
Electronics for Imaging Inc.   COM              286082102      755    70826 SH       DEFINED 01                       70826
First Citizens Bancshares Inc. COM              31946M103     5765    43135 SH       DEFINED 01                       43135
First Defiance Financial Corp. COM              32006W106     1538   118338 SH       DEFINED 01                      118338
First Financial Holdings Inc.  COM              320239106     1244   132337 SH       DEFINED 01                      132337
Forest City Enterprises Inc. C COM              345550107     4291   650200 SH       DEFINED 01                      650200
Glacier Bancorp Inc.           COM              37637Q105    10366   701840 SH       DEFINED 01                      701840
Health Management Assoc. Inc.  COM              421933102    35581  7202561 SH       DEFINED 01             650700  6551861
Hearst-Argyle Television Inc.  COM              422317107      379    84200 SH       DEFINED 01                       84200
Hewlett-Packard Co.            COM              428236103   115765  2995204 SH       DEFINED 01             292400  2702804
IShares S&P 500 Value          COM              464287408      249     5700 SH       DEFINED 01                        5700
Imation Corp.                  COM              45245A107     5186   681474 SH       DEFINED 01                      681474
Independent Bank Corp.-MA      COM              453836108     5931   301055 SH       DEFINED 01               5400   295655
International Business Machine COM              459200101     5645    54059 SH       DEFINED 01                       54059
International Game Technology  COM              459902102    80351  5053551 SH       DEFINED 01             112600  4940951
John Wiley & Sons Inc. CL A    COM              968223206    55585  1671733 SH       DEFINED 01              37400  1634333
MGM Mirage                     COM              552953101    21199  3317520 SH       DEFINED 01             266999  3050521
Marcus Corp.                   COM              566330106    16476  1566183 SH       DEFINED 01              51687  1514496
Mentor Graphics Corp.          COM              587200106    26414  4828899 SH       DEFINED 01             819300  4009599
MicroStrategy Inc              COM              594972408     2119    42200 SH       DEFINED 01              42200
Mine Safety Appliances Co.     COM              602720104    22580   936918 SH       DEFINED 01              68500   868418
Motorola Inc.                  COM              620076109    64466  9723444 SH       DEFINED 01            1152300  8571144
Newport Corp.                  COM              651824104     6500  1122549 SH       DEFINED 01              10200  1112349
Northern Trust Corp.           COM              665859104    49319   918763 SH       DEFINED 01               1200   917563
Novellus Systems Inc.          COM              670008101    51118  3060971 SH       DEFINED 01             382400  2678571
OceanFirst Financial Corp.     COM              675234108     1034    86377 SH       DEFINED 01               4300    82077
Oppenheimer Holdings Inc.      COM              683797104    10929   516252 SH       DEFINED 01              56500   459752
Pope Resources LP              COM              732857107     7003   309720 SH       DEFINED 01              80990   228730
Progress Software Corp.        COM              743312100     7672   362421 SH       DEFINED 01                      362421
Provident New York Bancorp     COM              744028101     1207   148660 SH       DEFINED 01                      148660
Qualcomm Inc.                  COM              747525103    22570   499335 SH       DEFINED 01             169600   329735
Quantum Corp.                  COM              747906204    21033 25340646 SH       DEFINED 01            7092500 18248146
Quest Software                 COM              74834T103     4307   309000 SH       DEFINED 01             309000
Raymond James Financial Inc.   COM              754730109    45244  2628965 SH       DEFINED 01              59075  2569890
Royal Caribbean Cruises Ltd    COM              V7780T103    36592  2702488 SH       DEFINED 01              29200  2673288
Russell 2000 Value Index I sha COM              464287630      258     5550 SH       DEFINED 01                        5550
Seacoast Banking Corp. of Flor COM              811707306      452   185849 SH       DEFINED 01                      185849
Sotheby's                      COM              835898107    34781  2464980 SH       DEFINED 01                     2464980
Sprint Nextel Corporation      COM              852061100    58003 12058881 SH       DEFINED 01             684000 11374881
Suffolk Bancorp                COM              864739107     5163   201358 SH       DEFINED 01               4500   196858
Sun Bancorp Inc.-NJ            COM              86663B102     1245   240430 SH       DEFINED 01                      240430
Symantec Corp.                 COM              871503108    85617  5495344 SH       DEFINED 01             676144  4819200
TF Financial Corp.             COM              872391107      849    47955 SH       DEFINED 01                       47955
Tibco Software Inc.            COM              88632Q103    26010  3627610 SH       DEFINED 01             519400  3108210
Triumph Group Inc.             COM              896818101    10513   262830 SH       DEFINED 01              24400   238430
Ultra Petroleum Corp.          COM              903914109    23299   597400 SH       DEFINED 01              19700   577700
Universal Health Services Inc. COM              913903100    40585   830812 SH       DEFINED 01              30300   800512
WSFS Financial Corp.           COM              929328102     3378   123678 SH       DEFINED 01                      123678
West Pharmaceutical Services I COM              955306105     9170   263123 SH       DEFINED 01              21200   241923
Whitney Holding Corp.          COM              966612103     9370  1022905 SH       DEFINED 01                     1022905
Windstream Corp.               COM              97381W104    24115  2884572 SH       DEFINED 01             263332  2621240
Zimmer Holdings Inc            COM              98956P102    15086   354125 SH       DEFINED 01               8850   345275